Foreign currency exchange loss, net	12 Months Ended
Dec. 31, 2021
Foreign currency exchange loss, net
Foreign currency exchange loss, net

8. Foreign currency exchange loss, net

Foreign currency exchange loss, net was primarily due to the foreign currency cash position held by the Netherlands parent company, LAVA Therapeutics N.V., as well as transactions with partners and vendors denominated in currencies other than EUR. Foreign currency exchange loss for the years ended December 31, 2021, 2020 and 2019 were $0.2 million, $0.2 million and $0.0 million, respectively.